Quarterly Report
December 31, 2023
MFS®  Total Return Fund
MTR-Q1

Portfolio of Investments
12/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.7%
Aerospace & Defense – 1.9%
General Dynamics Corp.	122,121	$31,711,160
Honeywell International, Inc.	230,955	48,433,573
Howmet Aerospace, Inc.	351,288	19,011,707
L3Harris Technologies, Inc.	216,591	45,618,396
		$144,774,836
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	147,143	$35,571,820
Diageo PLC	784,638	28,563,965
		$64,135,785
Automotive – 1.9%
Aptiv PLC (a)	655,187	$58,783,377
Lear Corp.	271,665	38,361,815
LKQ Corp.	1,032,919	49,363,199
		$146,508,391
Broadcasting – 0.9%
Omnicom Group, Inc.	592,444	$51,252,330
Warner Bros. Discovery, Inc. (a)	1,945,292	22,137,423
		$73,389,753
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	195,084	$34,834,199
Charles Schwab Corp.	2,142,057	147,373,522
CME Group, Inc.	132,125	27,825,525
Invesco Ltd.	941,998	16,805,244
		$226,838,490
Business Services – 2.3%
Accenture PLC, “A”	130,176	$45,680,060
Amdocs Ltd.	329,843	28,989,901
Cognizant Technology Solutions Corp., “A”	390,743	29,512,819
Fidelity National Information Services, Inc.	517,545	31,088,928
Fiserv, Inc. (a)	331,783	44,074,054
		$179,345,762
Cable TV – 1.8%
Comcast Corp., “A”	3,208,419	$140,689,173
Chemicals – 0.7%
PPG Industries, Inc.	356,820	$53,362,431
Computer Software – 2.7%
Dun & Bradstreet Holdings, Inc.	3,760,208	$43,994,434
Microsoft Corp.	373,998	140,638,208
Oracle Corp.	255,066	26,891,608
		$211,524,250
Computer Software - Systems – 0.1%
Seagate Technology Holdings PLC	103,650	$8,848,601

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.9%
Masco Corp.	1,364,323	$91,382,355
Stanley Black & Decker, Inc.	405,839	39,812,806
Summit Materials, Inc., “A” (a)	399,911	15,380,577
		$146,575,738
Consumer Products – 0.5%
Kenvue, Inc.	1,848,904	$39,806,903
Consumer Services – 0.3%
Booking Holdings, Inc. (a)	6,031	$21,393,284
Electrical Equipment – 1.3%
Johnson Controls International PLC	1,739,959	$100,291,237
Electronics – 3.1%
Analog Devices, Inc.	93,271	$18,519,890
Applied Materials, Inc.	211,252	34,237,611
Intel Corp.	1,642,812	82,551,303
NXP Semiconductors N.V.	334,119	76,740,452
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	295,014	30,681,456
		$242,730,712
Energy - Independent – 2.7%
ConocoPhillips	858,693	$99,668,497
Hess Corp.	503,543	72,590,759
Pioneer Natural Resources Co.	188,023	42,282,612
		$214,541,868
Energy - Integrated – 0.9%
Chevron Corp.	151,661	$22,621,755
Suncor Energy, Inc.	1,371,799	43,947,675
		$66,569,430
Food & Beverages – 0.4%
Archer Daniels Midland Co.	294,877	$21,296,017
J.M. Smucker Co.	103,481	13,077,929
		$34,373,946
Health Maintenance Organizations – 1.6%
Cigna Group	405,726	$121,494,651
Insurance – 3.2%
Aon PLC	258,205	$75,142,819
Chubb Ltd.	343,204	77,564,104
Travelers Cos., Inc.	172,464	32,852,667
Willis Towers Watson PLC	272,809	65,801,531
		$251,361,121
Internet – 1.0%
Alphabet, Inc., “A” (a)	575,431	$80,381,956
Leisure & Toys – 0.2%
Electronic Arts, Inc.	122,359	$16,739,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.8%
Eaton Corp. PLC	489,887	$117,974,588
Ingersoll Rand, Inc.	622,391	48,135,720
Regal Rexnord Corp.	357,416	52,904,716
		$219,015,024
Major Banks – 7.1%
Bank of America Corp.	3,253,914	$109,559,284
Goldman Sachs Group, Inc.	478,605	184,631,451
JPMorgan Chase & Co.	955,346	162,504,355
Morgan Stanley	658,466	61,401,954
PNC Financial Services Group, Inc.	230,689	35,722,192
		$553,819,236
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	139,222	$39,409,572
McKesson Corp.	155,154	71,833,199
		$111,242,771
Medical Equipment – 1.7%
Becton, Dickinson and Co.	162,620	$39,651,635
Boston Scientific Corp. (a)	400,967	23,179,902
Medtronic PLC	838,412	69,068,380
		$131,899,917
Metals & Mining – 0.2%
Glencore PLC	3,052,765	$18,370,388
Other Banks & Diversified Financials – 1.7%
Northern Trust Corp.	870,214	$73,428,657
Truist Financial Corp.	1,545,876	57,073,742
		$130,502,399
Pharmaceuticals – 3.2%
Bayer AG	999,448	$37,105,345
Johnson & Johnson	593,156	92,971,271
Organon & Co.	534,037	7,700,814
Pfizer, Inc.	2,607,531	75,070,818
Roche Holding AG	141,174	41,040,417
		$253,888,665
Railroad & Shipping – 1.1%
Union Pacific Corp.	355,816	$87,395,526
Restaurants – 0.2%
Wendy's Co.	794,419	$15,475,282
Specialty Chemicals – 1.2%
Axalta Coating Systems Ltd. (a)	1,465,384	$49,779,094
DuPont de Nemours, Inc.	580,006	44,619,862
		$94,398,956
Specialty Stores – 0.2%
Target Corp.	118,026	$16,809,263
Telecommunications - Wireless – 0.8%
T-Mobile USA, Inc.	404,126	$64,793,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.2%
Altria Group, Inc.	520,343	$20,990,636
Philip Morris International, Inc.	770,348	72,474,340
		$93,464,976
Utilities - Electric Power – 2.8%
Dominion Energy, Inc.	382,252	$17,965,844
Duke Energy Corp.	546,416	53,024,209
Exelon Corp.	776,502	27,876,422
National Grid PLC	1,795,381	24,212,144
PG&E Corp.	2,857,270	51,516,578
Southern Co.	635,328	44,549,199
		$219,144,396
Total Common Stocks		$4,595,898,574
Bonds – 39.7%
Aerospace & Defense – 0.0%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$2,812,439
Asset-Backed & Securitized – 5.7%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 7.226% ((SOFR - 1mo. + 0.11448%) + 1.75%), 1/15/2037 (n)	$6,082,500	$5,974,624
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 7.205% ((SOFR - 3mo. + 0.26161%) + 1.55%), 1/15/2030 (n)	7,806,564	7,775,127
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.676% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	6,771,500	6,606,783
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.048% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	1,950,000	1,898,005
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.076% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	5,818,000	5,582,092
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.446% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,292,792
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.776% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	8,053,429	7,968,731
AREIT 2022-CRE6 Trust, “B”, FLR, 7.187% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	9,837,504
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	4,281,057	4,328,617
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, 7.165% (SOFR - 3mo. + 1.75%), 10/19/2036 (n)	11,516,802	11,536,047
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.071% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	851,410	1,251,823
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.362%, 7/15/2056	1,190,323	1,247,012
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,583,456
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 6.776% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	17,122,500	16,527,699
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.498% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	2,794,000	2,734,748
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.396% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,824,335
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	2,374,214	2,196,219
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.776% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	15,563,894
CHCP 2021-FL1 Ltd., “AS”, FLR, 6.773% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2038 (n)	7,049,000	6,994,427
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.342%, 11/07/2030 (n)	11,264,069	11,183,970
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,502,943
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,784,727
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,351,720
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	10,691,793
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	4,816,000	4,834,760
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	3,623,000	3,503,071
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,353,565
Cutwater 2015-1A Ltd., “AR”, FLR, 6.875% ((SOFR - 3mo. + 0.26161%) + 1.22%), 1/15/2029 (n)	1,896,711	1,895,769
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 6.555% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	6,292,190	6,284,665
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 6.675% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	11,256,723	11,238,779
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	16,160,221	16,221,612
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	3,406,000	3,435,277
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	173,137	172,420
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,363,857
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	12,874,072
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	3,077,101	3,086,357
LCCM 2021-FL2 Trust, “B”, FLR, 7.376% ((SOFR - 1mo. + 0.11448%) + 1.9%), 12/13/2038 (n)	8,231,500	7,759,901
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.198% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	16,915,500	16,656,106
MF1 2020-FL4 Ltd., “A”, FLR, 7.176% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2035 (n)	2,735,032	2,735,223

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “AS”, FLR, 6.676% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	$17,497,000	$17,119,905
MF1 2022-FL8 Ltd., “B”, FLR, 7.305% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,200,609
MF1 2023-FL12 LLC, FLR, “A”, 7.398% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	14,505,000	14,504,906
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.302% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	12,682,806	12,622,284
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	3,910,106
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	8,029,985
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 7.005% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	5,618,950	5,578,909
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.815% ((SOFR - 3mo. + 0.26161%) + 1.16%), 7/15/2034 (n)	5,725,000	5,713,579
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.424% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	16,678,518	16,453,074
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.47% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (z)	3,384,996	3,352,632
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.27% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (z)	3,695,000	3,600,824
Residential Funding Mortgage Securities, Inc., FGIC, 3.889%, 12/25/2035 (d)(q)	140,906	4,796
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 7.146% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	16,527,066
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	3,457,360	3,452,010
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 6.676% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	12,232,787	12,063,681
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.105% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,439,259	6,383,031
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,287,552
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	4,492,958	4,489,905
		$444,949,376
Automotive – 0.4%
Lear Corp., 4.25%, 5/15/2029	$2,163,000	$2,081,100
Magna International, Inc., 2.45%, 6/15/2030	6,114,000	5,354,270
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	10,166,000	8,505,588
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,232,000	11,909,273
		$27,850,231
Broadcasting – 0.3%
Walt Disney Co., 3.5%, 5/13/2040	$7,789,000	$6,555,043
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	9,836,000	8,671,228
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	5,588,000	4,796,492
		$20,022,763
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$13,058,000	$13,479,142
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	6,028,829
LPL Holdings, Inc., 6.75%, 11/17/2028	1,274,000	1,358,109
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	9,579,000	8,674,079
		$29,540,159
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$622,000	$547,606
Masco Corp., 2%, 2/15/2031	12,460,000	10,239,524
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,158,943
		$11,946,073
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$8,802,014
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,325,505
Equinix, Inc., 2.5%, 5/15/2031	7,470,000	6,340,717
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,011,000	3,971,678
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,149,503
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	5,918,296
Global Payments, Inc., 2.9%, 11/15/2031	8,226,000	7,036,430
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,750,000	2,682,631
Verisk Analytics, Inc., 5.75%, 4/01/2033	5,062,000	5,429,416
		$47,656,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,413,000	$3,464,515
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	4,808,409
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,181,254
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,724,000	4,794,105
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,504,447
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	7,587,572
		$25,340,302
Chemicals – 0.0%
RPM International, Inc., 2.95%, 1/15/2032	$4,666,000	$3,932,060
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$2,585,000	$2,573,240
Roper Technologies, Inc., 2%, 6/30/2030	4,196,000	3,561,936
		$6,135,176
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	$966,000	$961,917
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	2,623,000	2,535,645
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	6,723,000	6,648,056
		$10,145,618
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$10,448,000	$10,769,693
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$4,627,366
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,575,000	$8,093,043
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$4,290,000	$4,115,672
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,223,000	2,151,264
		$6,266,936
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$11,925,630
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,584,712
		$23,510,342
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,093,000	$1,092,301
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	13,587,000	12,580,492
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	7,343,781
Air Lease Corp., 2.2%, 1/15/2027	4,561,000	4,176,483
Air Lease Corp., 2.875%, 1/15/2032	5,987,000	5,065,962
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,175,150
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	6,563,595
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	5,197,225
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,057,000	2,053,168
		$46,248,157
Food & Beverages – 0.3%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$9,558,000	$12,336,569
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	2,398,000	2,274,081
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,534,581

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	$986,000	$906,457
		$23,051,688
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$4,985,008
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,281,403
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,595,056
Marriott International, Inc., 2.85%, 4/15/2031	23,000	19,906
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,331,885
		$18,213,258
Insurance – 0.5%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,322,976
Corebridge Financial, Inc., 3.9%, 4/05/2032	11,118,000	10,050,297
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,447,000	4,545,567
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	15,225,000	14,120,526
		$36,039,366
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$4,392,000	$4,678,767
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$6,955,000	$6,869,641
Aon Corp., 3.75%, 5/02/2029	6,488,000	6,206,182
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	6,395,282
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	10,369,000	10,358,939
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	2,313,355
		$32,143,399
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$2,511,753
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$14,128,000	$13,955,985
CNH Industrial Capital LLC, 4.2%, 1/15/2024	5,288,000	5,283,928
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,367,157
		$20,607,070
Major Banks – 2.4%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,722,000	$9,718,379
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,616,000	2,963,602
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	9,484,000	10,619,461
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,194,161
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	16,465,000	14,704,936
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,981,000	3,094,230
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,877,000	2,630,704
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	7,588,000	7,946,204
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,872,000	9,553,677
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	9,008,000	7,401,209
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,072,000	2,501,973
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,114,795
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,546,000	1,358,584
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,046,000	12,554,056
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,837,000	5,001,359
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,872,000	6,060,501
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,847,000	2,359,802
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,207,000	7,886,719
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	16,906,574
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	8,738,814

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	$17,106,000	$15,217,804
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	16,639,920
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	17,236,000	15,054,204
		$185,221,668
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$8,980,327
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	818,285
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	5,032,174
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,185,860
CVS Health Corp., 5.3%, 6/01/2033	9,092,000	9,330,376
HCA, Inc., 5.125%, 6/15/2039	5,707,000	5,438,241
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	3,373,000	3,108,346
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	395,923
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	3,215,156
		$37,504,688
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$4,557,323
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,537,258
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,322,817
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	12,624,085
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,670,724
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	1,976,393
		$25,131,277
Midstream – 0.3%
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	$4,439,000	$4,432,178
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	5,606,737
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,627,148
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,577,220
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,271,001
Targa Resources Corp., 6.125%, 3/15/2033	7,772,000	8,182,657
		$24,696,941
Mortgage-Backed – 13.0%
Fannie Mae, 5.25%, 8/01/2024	$838,970	$833,974
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	3,878,507	3,933,733
Fannie Mae, 4.54%, 7/01/2026	856,041	855,562
Fannie Mae, 3.95%, 1/01/2027	826,607	814,776
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	6,372,272	6,026,191
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,167,827	1,220,064
Fannie Mae, 2.5%, 11/01/2031	139,326	131,373
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	5,538,397	5,692,553
Fannie Mae, 3%, 2/25/2033 (i)	679,478	56,369
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	10,283,301	10,258,766
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	3,254,439	3,381,181
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	27,699,928	26,027,620
Fannie Mae, 3.25%, 5/25/2040	192,644	178,393
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	22,709,797	22,078,099
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	519,488	475,577
Fannie Mae, 4%, 7/25/2046 (i)	741,605	138,303
Fannie Mae, UMBS, 2%, 10/01/2036 - 9/01/2052	111,671,620	94,619,055
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 8/01/2052	128,556,896	110,345,051
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	11,810,928	11,694,704
Fannie Mae, UMBS, 3%, 12/01/2037 - 2/01/2053	61,154,581	54,375,827
Fannie Mae, UMBS, 4.5%, 5/01/2038 - 3/01/2053	5,694,538	5,550,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	$18,875,517	$14,734,016
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2053	7,103,529	6,523,806
Fannie Mae, UMBS, 4%, 11/01/2052	6,303,417	5,961,681
Fannie Mae, UMBS, 6%, 11/01/2052 - 11/01/2053	5,436,636	5,575,549
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 11/01/2053	20,363,553	20,456,041
Freddie Mac, 0.904%, 4/25/2024 (i)	5,688,996	7,160
Freddie Mac, 0.51%, 7/25/2024 (i)	40,823,000	115,745
Freddie Mac, 0.602%, 7/25/2024 (i)	9,447,043	18,586
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,529,996	1,529,525
Freddie Mac, 0.39%, 8/25/2024 (i)	44,106,000	136,385
Freddie Mac, 0.46%, 8/25/2024 (i)	62,838,155	152,584
Freddie Mac, 3.064%, 8/25/2024	1,947,011	1,916,953
Freddie Mac, 0.339%, 10/25/2024 (i)	51,605,746	83,591
Freddie Mac, 3.171%, 10/25/2024	2,972,904	2,922,570
Freddie Mac, 0.275%, 11/25/2024 (i)	44,690,000	122,165
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,604,328
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	14,744,924	13,841,876
Freddie Mac, 0.639%, 6/25/2027 (i)	39,273,000	862,576
Freddie Mac, 0.745%, 6/25/2027 (i)	12,315,618	258,947
Freddie Mac, 0.57%, 7/25/2027 (i)	32,925,671	559,012
Freddie Mac, 0.327%, 8/25/2027 - 1/25/2031 (i)	45,011,289	639,311
Freddie Mac, 0.418%, 8/25/2027 (i)	17,231,076	228,357
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	310,565
Freddie Mac, 0.195%, 11/25/2027 (i)	47,333,000	370,243
Freddie Mac, 0.284%, 11/25/2027 (i)	33,108,562	304,311
Freddie Mac, 0.324%, 11/25/2027 (i)	29,300,465	318,681
Freddie Mac, 0.247%, 12/25/2027 (i)	29,308,000	280,196
Freddie Mac, 0.289%, 12/25/2027 (i)	32,765,000	369,130
Freddie Mac, 0.365%, 12/25/2027 (i)	50,356,438	652,292
Freddie Mac, 1.09%, 7/25/2029 (i)	852,345	42,088
Freddie Mac, 1.142%, 8/25/2029 (i)	13,288,743	692,468
Freddie Mac, 1.799%, 4/25/2030 (i)	2,500,000	239,111
Freddie Mac, 1.868%, 4/25/2030 (i)	7,819,828	753,042
Freddie Mac, 1.665%, 5/25/2030 (i)	4,048,749	360,845
Freddie Mac, 1.797%, 5/25/2030 (i)	8,995,049	849,879
Freddie Mac, 1.341%, 6/25/2030 (i)	3,687,431	268,319
Freddie Mac, 1.599%, 8/25/2030 (i)	3,331,192	294,323
Freddie Mac, 1.169%, 9/25/2030 (i)	2,196,896	143,654
Freddie Mac, 1.08%, 11/25/2030 (i)	4,320,889	269,200
Freddie Mac, 0.78%, 1/25/2031 (i)	6,541,106	300,737
Freddie Mac, 0.935%, 1/25/2031 (i)	4,767,487	260,047
Freddie Mac, 0.514%, 3/25/2031 (i)	13,827,459	402,426
Freddie Mac, 0.732%, 3/25/2031 (i)	5,934,811	264,758
Freddie Mac, 1.216%, 5/25/2031 (i)	2,518,959	184,312
Freddie Mac, 0.937%, 7/25/2031 (i)	4,010,843	234,164
Freddie Mac, 0.508%, 8/25/2031 (i)	5,125,160	161,012
Freddie Mac, 0.536%, 9/25/2031 (i)	16,898,337	565,875
Freddie Mac, 0.855%, 9/25/2031 (i)	5,075,984	269,390
Freddie Mac, 0.349%, 11/25/2031 (i)	25,136,487	586,422
Freddie Mac, 0.498%, 12/25/2031 (i)	23,600,379	759,439
Freddie Mac, 0.568%, 12/25/2031 (i)	40,016,231	1,443,413
Freddie Mac, 0.294%, 11/25/2032 (i)	24,201,334	447,969
Freddie Mac, 3%, 2/15/2033 (i)	732,815	39,293
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,306,342	1,361,376
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	2,009,825	2,041,008
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	1,204,837	1,241,308
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	508,085	530,263
Freddie Mac, 5.5%, 2/15/2036 (i)	136,153	24,398
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	4,787,870	4,662,015

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	$21,457,915	$19,627,904
Freddie Mac, 4.5%, 12/15/2040 (i)	78,439	6,309
Freddie Mac, 4%, 8/15/2044 (i)	140,962	14,532
Freddie Mac, 3.25%, 11/25/2061	1,968,167	1,705,355
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 8/01/2053	625,000	638,992
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	8,610,550	8,528,589
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	105,950	109,477
Freddie Mac, UMBS, 2%, 10/01/2036 - 3/01/2052	104,661,731	87,108,473
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	79,361,455	68,257,201
Freddie Mac, UMBS, 3%, 10/01/2037 - 10/01/2052	20,544,566	18,301,997
Freddie Mac, UMBS, 4.5%, 5/01/2038 - 1/01/2053	18,993,216	18,544,245
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 4/01/2053	19,446,043	17,898,104
Freddie Mac, UMBS, 4%, 8/01/2047 - 10/01/2052	19,640,602	18,672,967
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	2,491,389	1,947,050
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 9/01/2053	22,593,640	22,723,891
Ginnie Mae, 6%, 9/15/2032 - 8/20/2053	1,160,154	1,206,283
Ginnie Mae, 5.5%, 12/15/2032 - 8/20/2053	25,883,288	26,083,665
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	38,975,341	38,110,429
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	34,547,607	34,310,254
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	15,734,838	15,078,812
Ginnie Mae, 3.5%, 12/15/2041 - 1/20/2053	28,950,071	27,052,462
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	28,738,720	26,190,994
Ginnie Mae, 2.5%, 7/20/2051 - 6/20/2052	49,528,250	43,302,560
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	34,274,786	28,997,239
Ginnie Mae, 0.584%, 2/16/2059 (i)	6,681,555	204,713
Ginnie Mae, TBA, 3%, 1/15/2054	6,950,000	6,291,904
Ginnie Mae, TBA, 6%, 1/15/2054	6,250,000	6,354,736
Ginnie Mae, TBA, 6.5%, 1/15/2054	8,075,000	8,265,835
UMBS, TBA, 2%, 1/18/2039	2,750,000	2,465,117
UMBS, TBA, 2.5%, 1/18/2039 - 1/16/2054	3,250,000	2,983,227
UMBS, TBA, 5%, 1/25/2039	2,800,000	2,816,625
		$1,015,036,412
Municipals – 0.3%
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$7,245,342
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	9,975,000	10,220,556
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,766,274
		$20,232,172
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,979,000	$3,633,960
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,954,298
		$5,588,258
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$777,000	$753,776
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$3,413,000	$3,119,519
Verizon Communications, Inc., 2.55%, 3/21/2031	2,821,000	2,432,404
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	5,829,921
		$11,381,844
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,845,000	$2,536,721
Phillips 66 Co., 2.15%, 12/15/2030	9,976,000	8,401,005
Valero Energy Corp., 6.625%, 6/15/2037	6,797,000	7,450,570
		$18,388,296

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.3%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$19,423,000	$17,722,124
Northern Trust Corp., 6.125%, 11/02/2032	9,142,000	9,816,990
		$27,539,114
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$2,765,000	$2,242,976
Waste Management, Inc., 4.875%, 2/15/2034	20,620,000	21,033,274
		$23,276,250
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$4,222,000	$3,361,007
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$15,515,000	$16,061,130
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$539,587
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	5,018,940
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,594,000	1,448,247
		$7,006,774
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$5,139,551
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$12,549,000	$10,485,739
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,941,000	$7,548,625
Rogers Communications, Inc., 3.8%, 3/15/2032	17,162,000	15,792,871
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,586,975
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	6,381,878
Vodafone Group PLC, 5.625%, 2/10/2053	2,616,000	2,637,748
		$37,948,097
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$17,004,000	$16,722,793
Philip Morris International, Inc., 5.125%, 11/17/2027	3,015,000	3,068,717
Philip Morris International, Inc., 5.625%, 11/17/2029	1,299,000	1,362,139
Philip Morris International, Inc., 5.125%, 2/15/2030	4,902,000	4,982,001
Philip Morris International, Inc., 5.75%, 11/17/2032	5,756,000	6,040,697
		$32,176,347
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,711,000	$3,168,052
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.77%, 4/01/2024	$15,697	$15,620
Small Business Administration, 5.18%, 5/01/2024	20,149	20,050
Small Business Administration, 5.52%, 6/01/2024	8,694	8,672
Small Business Administration, 4.99%, 9/01/2024	39,853	39,564
Small Business Administration, 4.95%, 3/01/2025	62,007	61,825
		$145,731
U.S. Treasury Obligations – 8.3%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,140,000	$4,867,941
U.S. Treasury Bonds, 1.75%, 8/15/2041	28,989,000	20,160,944
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,700,000	7,442,477

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4%, 11/15/2042	$28,650,000	$27,843,100
U.S. Treasury Bonds, 2.875%, 5/15/2043	36,361,000	29,848,688
U.S. Treasury Bonds, 4.375%, 8/15/2043	7,100,000	7,247,547
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	176,888
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	11,328,901
U.S. Treasury Bonds, 2.375%, 11/15/2049	151,800,000	108,916,500
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	5,699,170
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	30,957,342
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	7,597,133
U.S. Treasury Notes, 1.375%, 1/31/2025 (f)	31,600,000	30,487,828
U.S. Treasury Notes, 4.625%, 6/30/2025	33,700,000	33,780,301
U.S. Treasury Notes, 4.75%, 7/31/2025	58,800,000	59,066,437
U.S. Treasury Notes, 5%, 8/31/2025	37,200,000	37,542,937
U.S. Treasury Notes, 0.375%, 11/30/2025	200,700,000	186,376,605
U.S. Treasury Notes, 2.75%, 4/30/2027	13,267,600	12,762,291
U.S. Treasury Notes, 4.125%, 7/31/2028	30,000,000	30,309,375
		$652,412,405
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,413,000	$4,710,128
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,738,000	1,470,417
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,849,000	14,105,487
Duke Energy Corp., 2.65%, 9/01/2026	1,236,000	1,172,833
Duke Energy Corp., 4.5%, 8/15/2032	10,428,000	10,093,790
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,584,000	5,325,579
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	2,896,000	2,968,811
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	1,908,612
Exelon Corp., 4.05%, 4/15/2030	5,246,000	5,004,509
Georgia Power Co., 3.7%, 1/30/2050	482,000	380,499
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,050,605
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,496,496
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,548,000	3,744,696
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,406,824
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	4,102,914
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,796,000	5,605,956
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,198,216
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,887,056
		$73,633,428
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,679,000	$3,057,957
Total Bonds		$3,110,995,462
Preferred Stocks – 0.8%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	412,908	$19,911,173
Consumer Products – 0.5%
Henkel AG & Co. KGaA	504,864	$40,608,129
Total Preferred Stocks		$60,519,302
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.42% (v)	81,985,799	$82,002,196

Other Assets, Less Liabilities – (0.3)%		(21,168,152)
Net Assets – 100.0%		$7,828,247,382

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $82,002,196 and $7,767,413,338, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $535,239,708, representing 6.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.47% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038	3/19/21	$3,384,996	$3,352,632
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.27% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036	11/12/21	3,695,000	3,600,824
Total Restricted Securities			$6,953,456
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 12/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	327	$67,333,898	March – 2024	$690,815
U.S. Treasury Note 5 yr	Long	USD	2,400	261,056,251	March – 2024	5,997,489
U.S. Treasury Ultra Bond 30 yr	Long	USD	589	78,686,719	March – 2024	7,136,602
						$13,824,906
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	728	$85,915,375	March – 2024	$(3,847,922)
At December 31, 2023, the fund had liquid securities with an aggregate value of $6,417,850 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,371,977,184	$—	$—	$4,371,977,184
Germany	77,713,474	—	—	77,713,474
United Kingdom	71,146,497	—	—	71,146,497
Canada	43,947,675	—	—	43,947,675
Switzerland	41,040,417	—	—	41,040,417
Taiwan	30,681,456	—	—	30,681,456
South Korea	—	19,911,173	—	19,911,173
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	652,558,136	—	652,558,136
Non - U.S. Sovereign Debt	—	2,511,753	—	2,511,753
Municipal Bonds	—	20,232,172	—	20,232,172
U.S. Corporate Bonds	—	693,046,816	—	693,046,816
Residential Mortgage-Backed Securities	—	1,015,213,628	—	1,015,213,628
Commercial Mortgage-Backed Securities	—	142,423,567	—	142,423,567
Asset-Backed Securities (including CDOs)	—	302,348,593	—	302,348,593
Foreign Bonds	—	282,660,797	—	282,660,797
Mutual Funds	82,002,196	—	—	82,002,196
Total	$4,718,508,899	$3,130,906,635	$—	$7,849,415,534
Other Financial Instruments
Futures Contracts – Assets	$13,824,906	$—	$—	$13,824,906
Futures Contracts – Liabilities	(3,847,922)	—	—	(3,847,922)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$96,489,227	$218,303,187	$232,787,859	$799	$(3,158)	$82,002,196
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,076,724	$—